Schedule of investments

Delaware Value ® Fund August 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.83%
Communication Services - 6.34%
AT&T	13,385,808	$471,983,590
Verizon Communications	7,330,033	426,314,719
		898,298,309
Consumer Discretionary - 6.25%
Dollar Tree †	4,153,958	421,751,356
Lowe’s	4,133,166	463,741,225
		885,492,581
Consumer Staples - 9.04%
Archer-Daniels-Midland	10,661,237	405,660,068
Conagra Brands	14,654,824	415,610,809
Mondelez International Class A	8,312,760	459,030,607
		1,280,301,484
Energy - 10.63%
ConocoPhillips	7,354,484	383,756,975
Halliburton	20,477,922	385,804,051
Marathon Oil	29,657,900	351,149,536
Occidental Petroleum	8,853,122	384,933,745
		1,505,644,307
Financials - 15.35%
Allstate	4,493,382	460,077,383
American International Group	8,470,100	440,784,004
Bank of New York Mellon	9,383,474	394,668,916
BB&T	8,891,823	423,695,366
Marsh & McLennan	4,548,887	454,388,322
		2,173,613,991
Healthcare - 20.97%
Abbott Laboratories	5,302,400	452,400,768
Cardinal Health	8,938,044	385,497,838
Cigna	2,649,564	407,953,369
CVS Health	7,914,702	482,163,644
Johnson & Johnson	3,102,912	398,289,784
Merck & Co.	5,362,042	463,655,772
Pfizer	10,693,258	380,145,322
		2,970,106,497
Industrials - 9.51%
Northrop Grumman	1,201,062	441,834,678
Raytheon	2,334,734	432,672,905
Waste Management	3,955,399	472,076,871
		1,346,584,454

NQ-456 [8/19] 10/19 (972283) 1

Schedule of investments

Delaware Value ® Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Information Technology - 11.56%
Broadcom	1,505,400	$425,486,256
Cisco Systems	8,175,147	382,678,631
Intel	9,198,329	436,092,778
Oracle	7,555,900	393,360,154
		1,637,617,819
Materials - 2.81%
DuPont de Nemours	5,861,907	398,199,343
		398,199,343
Real Estate - 3.23%
Equity Residential	5,386,800	456,585,168
		456,585,168
Utilities - 3.14%
Edison International	6,154,500	444,785,715
		444,785,715
Total Common Stock (cost $10,982,077,223)		13,997,229,668

Short-Term Investments – 1.26%
Money Market Mutual Funds - 1.26%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.02%)	35,630,199	35,630,199
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.01%)	35,630,199	35,630,200
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.02%)	35,630,199	35,630,200
Morgan Stanley Government Portfolio - Institutional Share
Class (seven-day effective yield 1.99%)	35,630,199	35,630,199
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 1.99%)	35,630,199	35,630,199
Total Short-Term Investments (cost $178,133,419)		178,150,997

Total Value of Securities – 100.09%
(cost $11,160,210,642)		14,175,380,665
Liabilities Net of Receivables and Other Assets – (0.09%)		(12,543,279)
Net Assets Applicable to 670,424,947 Shares Outstanding – 100.00%		$14,162,837,386

† Non-income producing security.

GS – Goldman Sachs

2 NQ-456 [8/19] 10/19 (972283)